12. Corporate and Administrative Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCorporateAndAdministrativeExpensesLineItems [Line Items]
Corporate and administrative expenses	$ 13,673	$ 9,679
Employee compensation
DisclosureOfCorporateAndAdministrativeExpensesLineItems [Line Items]
Corporate and administrative expenses	3,423	3,344
Stock-based compensation
DisclosureOfCorporateAndAdministrativeExpensesLineItems [Line Items]
Corporate and administrative expenses	7,518	3,670
Professional fees
DisclosureOfCorporateAndAdministrativeExpensesLineItems [Line Items]
Corporate and administrative expenses	872	929
Other general and administrative
DisclosureOfCorporateAndAdministrativeExpensesLineItems [Line Items]
Corporate and administrative expenses	$ 1,860	$ 1,736